Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 1,180,132	$ 1,054,285
Accrued liabilities	318,285	288,587
Deferred revenue	2,905
	$ 1,501,322	$ 1,342,872